Shareholders Equity (Annual Report, USD $)	Retained Earnings / Accumulated Deficit Annual Report USD ($)	Annual Report USD ($)
Balance, Beginning at Dec. 31, 2011	$ (10,700)	$ (10,700)
Net Loss	(163,456)
Balance, Ending at Dec. 31, 2012	$ (174,156)	$ (174,156)